Description of Organization, Business Operations and Going Concern (Details) - USD ($)		6 Months Ended	10 Months Ended
	Feb. 14, 2023	Jun. 30, 2023	Dec. 31, 2022
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Incorporated period			Mar. 11, 2022
Sale of units (in Shares)	54,000
Gross proceeds		$ 5,653,750
Fair market value, percentage		80.00%
Price per public share (in Dollars per share)		$ 1.28
Net tangible assets			$ 5,000,001
Public shares percentage			15.00%
Working capital loans		$ 1,500,000	$ 1,500,000
Exercise price, per share (in Dollars per share)		$ 18
Redemption rights, percentage		15.00%
Cash		$ 283,101	$ 88,277
Working capital surplus		341,347
Working capital deficit		$ 352,489
Public Warrant [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Exercise price, per share (in Dollars per share)		$ 0.01	$ 0.01
Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Fair market value, percentage			80.00%
Net tangible assets			$ 5,000,001
Initial Public Offering [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)	11,500,000
Price per share unit (in Dollars per share)	$ 10.25	$ 10	$ 10
Net proceeds	$ 117,875,000
Transactions costs related to issuance		$ 5,610,317
Cash underwriting fees		1,265,000	$ 1,265,000
Deferred underwriting fees		3,450,000	3,450,000
Other offering costs		$ 895,317	$ 895,317
Price per public share (in Dollars per share)			$ 10.25
Business combination, description			The Company will have until 12 months (or up to 18 months from the closing of the Initial Public Offering at the election of the Company pursuant to six one month extensions subject to satisfaction of certain conditions, including the deposit of up to $379,500 ($0.033 per unit) for each such one month extension, into the Trust Account, or as extended by the Company’s shareholder in accordance with the Amended and Restated Memorandum and Articles of Association) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholder (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Gross proceeds	$ 115,000,000
Sale of units (in Shares)		54,000	54,000
Price per share unit (in Dollars per share)		$ 10
Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)	565,375	565,375	565,375
Price per share unit (in Dollars per share)	$ 10	$ 10	$ 10
Gross proceeds		$ 5,653,750	$ 5,653,750
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Gross proceeds		$ 115,000,000
Class A Ordinary Shares [Member] | Public Warrant [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Exercise price, per share (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)	1,500,000
Subsequent Event [Member] | Initial Public Offering [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)	11,500,000
Price per share unit (in Dollars per share)	$ 10.25
Net proceeds	$ 117,875,000
Transactions costs related to issuance	5,610,317
Cash underwriting fees	1,265,000
Deferred underwriting fees	3,450,000
Other offering costs	895,317
Subsequent Event [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Gross proceeds	$ 115,000,000
Subsequent Event [Member] | Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)	565,375
Price per share unit (in Dollars per share)	$ 10
Gross proceeds	$ 5,653,750
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)	1,500,000
Transaction Agreement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per public share (in Dollars per share)		$ 10.25
Post-combination Business [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Outstanding voting securities			50.00%
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Outstanding voting securities		50.00%
Price per public share (in Dollars per share)		$ 10.25	$ 10.25
Net tangible assets		$ 5,000,001
Business Combination [Member] | Initial Public Offering [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per share unit (in Dollars per share)		$ 0.033
Deposit amount		$ 379,500
Net of taxes payable		$ 100,000